Consolidated statements of changes in owners' equity - CAD ($) shares in Millions, $ in Millions	Equity contributed, Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Common equity	Non-controlling interests	Total
Balance (in shares) (As previously reported) at Dec. 31, 2016	590
Balance (in shares) at Dec. 31, 2016	590
Balance (As previously reported) at Dec. 31, 2016	$ 5,029	$ 372	$ 2,474	$ 42	$ 7,917	$ 19	$ 7,936
Balance (IFRS 15 effects) at Dec. 31, 2016			1,097		1,097		1,097
Balance (IFRS 9 effects) at Dec. 31, 2016			3	(3)
Balance at Dec. 31, 2016	$ 5,029	372	3,574	39	9,014	19	9,033
Net income | IFRS 15 effects							98
Net income			1,559		1,559	19	1,578
Other comprehensive income			(172)	8	(164)	4	(160)
Dividends			(1,167)		(1,167)		(1,167)
Dividends reinvested and optional cash payments (in shares)	2
Dividends reinvested and optional cash payments	$ 71				71		71
Share option award net-equity settlement feature (in shares)	1
Share option award net-equity settlement feature	$ 2	(2)
Issue of shares in business combination (in shares)	2
Issue of shares in business combination	$ 100				100		100
Other	$ 3				3		3
Balance (in shares) (As previously reported) at Dec. 31, 2017	595
Balance (in shares) at Dec. 31, 2017	595
Balance (As previously reported) at Dec. 31, 2017	$ 5,205	370	2,595	51	8,221	42	8,263
Balance (IFRS 15 effects) at Dec. 31, 2017			1,195		1,195		1,195
Balance (IFRS 9 effects) at Dec. 31, 2017			4	(4)
Balance at Dec. 31, 2017	$ 5,205	370	3,794	47	9,416	42	9,458
Net income | IFRS 15 effects							148
Net income			1,600		1,600	24	1,624
Other comprehensive income			333	(35)	298	(14)	284
Dividends			(1,253)		(1,253)		(1,253)
Dividends reinvested and optional cash payments (in shares)	2
Dividends reinvested and optional cash payments	$ 86				86		86
Treasury shares acquired (in shares)	(2)
Treasury shares acquired	$ (100)				(100)		(100)
Shares settled from Treasury (in shares)	2
Shares settled from Treasury	$ 100				100		100
Share option award net-equity settlement feature	$ 1	(1)
Issue of shares in business combination (in shares)	2
Issue of shares in business combination	$ 98				98		98
Change in ownership interests of subsidiary		14			14	30	44
Balance (in shares) at Dec. 31, 2018	599
Balance (IFRS 15 effects) at Dec. 31, 2018							1,343
Balance at Dec. 31, 2018	$ 5,390	$ 383	$ 4,474	$ 12	$ 10,259	$ 82	$ 10,341